Rule 497(e)

Registration Nos. 333-167073 and 811-22417

Destra Investment Trust

Destra Wolverine Dynamic Asset Fund
(the “Fund”)

Supplement to the Prospectus and Statement of Additional Information dated February 1, 2017

Dated November 20, 2017

Effective November 27, 2017, the name of the Fund will change to Destra Wolverine Dynamic Asset Fund. All references to the Fund’s former name, Destra Wolverine Alternative Opportunities Fund, in the Prospectus and Statement of Additional Information are hereby replaced accordingly.

Please Keep this Supplement with Your Fund’s Prospectus and Statement of Additional Information for Future Reference